EMPLOYEE RELATED LIABILITIES	12 Months Ended
Dec. 31, 2017
Postemployment Benefits [Abstract]
EMPLOYEE RELATED LIABILITIES
NOTE 14        -      EMPLOYEE RELATED LIABILITIES

A.	Employee Termination Benefits

Israeli law, labor agreements and corporate policy determine the obligations of Tower to make severance payments to dismissed Israeli employees and to Israeli employees leaving employment under certain circumstances. Generally, the liability for severance pay benefits, as determined by Israeli law, is based upon length of service and the employee’s monthly salary. This liability is primarily covered by regular deposits made each month by Tower into recognized severance and pension funds and by insurance policies maintained by Tower, based on the employee’s salary for the relevant month. The amounts so funded and the liability are included on the balance sheets in long-term investments and employee related liabilities in the amounts of $10,711 and $12,258, respectively, as of December 31, 2017.

Commencing January 1, 2005, Tower implemented a labor agreement with regard to most of its Israeli employees, according to which monthly deposits into recognized severance and pension funds or insurance policies will release it from any additional severance obligation in excess of the balance in such accounts to such Israeli employees and, therefore, Tower incurs no liability or asset with respect to such severance obligations and deposits, since that date. Any net severance amount as of such date will be released on the employee’s termination date. Payments relating to Israeli employee termination benefits were $5,059, $4,345 and, $3,986 for 2017, 2016 and 2015, respectively.

TPSCo established a Defined Contribution Retirement Plan (the “DC Plan”) for its employees through which TPSCo contributes approximately 10% with employee average match of 1% from employee base salary to the DC Plan. Such contribution releases the employer from further obligation to any payments upon termination of employment. The contribution is remitted either to third party benefit funds based on employee preference, or directly, to those employees who elected not to enroll in the DC Plan. Total payments under the DC Plan in 2017, 2016 and 2015 amounted to $6,706, $7,015 and $6,823, respectively.

B.	Jazz Employee Benefit Plans

The following information provide the changes in 2017, 2016 and  2015 periodic expenses and benefit obligations due to the bargaining agreement effective December 19, 2009 entered into by Jazz with its collective bargaining unit employees.

Post-Retirement Medical Plan

The components of the net periodic benefit cost and other amounts recognized in other comprehensive income (loss) for post-retirement medical plan expense are as follows:

	Year ended December 31,
	2017	2016	2015
Net periodic benefit cost:
Service cost	$9	$12	$29
Interest cost	69	85	126
Amortization of prior service costs	--	(12)	(973)
Amortization of net (gain) or loss	(361)	(333)	(115)
Total net periodic benefit cost	$(283)	$(248)	$(933)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net (gain) or loss for the period	317	(316)	(1,333)
Amortization of prior service costs	--	12	973
Amortization of net gain or (loss)	361	333	115
Total recognized in other comprehensive income (expense)	$678	$29	$(245)
Total recognized in net periodic benefit cost and other comprehensive income	$395	$(219)	$(1,178)

Weighted average assumptions used:
Discount rate	4.50%	4.80%	4.30%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65)	7.20%/10.00%	6.75%/10.00%	7.00%/20.00%
Ultimate rate (Pre-65/Post-65)	4.50%/4.50%	4.50%/5.00%	4.50%/5.00%
Year the ultimate rate is reached (Pre-65/Post-65)	2025/2025	2025/2022	2025/2022
Measurement date	December 31, 2017	December 31, 2016	December 31, 2015

Impact of one-percentage point change in assumed health care cost trend rates as of December 31, 2017:

	Increase	Decrease
Effect on service cost and interest cost	$4	$(3)
Effect on post-retirement benefit obligation	$78	$(61)

The components of the change in benefit obligation, change in plan assets and funded status for post-retirement medical plan are as follows:

	Year ended December 31,
	2017	2016	2015
Change in medical plan related benefit obligation:
Medical plan related benefit obligation at beginning of period	$1,550	$1,781	$2,977
Service cost	9	12	29
Interest cost	69	85	126
Benefits paid	(9)	(12)	(18)
Change in medical plan provisions	--	--	--
Actuarial loss (gain)	317	(316)	(1,333)
Benefit medical plan related obligation end of period	$1,936	$1,550	$1,781
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Employer contribution	9	12	18
Benefits paid	(9)	(12)	(18)
Fair value of plan assets at end of period	$--	$--	$--
Medical plan related net funding	$(1,936)	$(1,550)	$(1,781)

	As of December 31,
	2017	2016	2015
Amounts recognized in statement of financial position:
Current liabilities	$(58)	$(37)	$(40)
Non-current liabilities	(1,878)	(1,513)	(1,741)
Net amount recognized	$(1,936)	$(1,550)	$(1,781)
Weighted average assumptions used:
Discount rate	3.80%	4.50%	4.80%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (pre 65/ post 65)	8.30%/11.10%	7.20%/10.00%	6.75%/10.00%
Ultimate rate (pre 65/ post 65)	4.50%/4.50%	4.50%/4.50%	4.50%/5.00%
Year the ultimate rate is reached (pre 65/ post 65)	2027/2027	2025/2025	2025/2022

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2018	$59
2019	73
2020	71
2021	74
2022	77
2023-2027	$404

Jazz adopted several changes to the post-retirement medical plan in 2012 that cumulatively reduced its obligations by approximately $3,900. The changes in the plan were implemented through 2015 and included the phase out of spousal coverage, introduction of an employer-paid cap, and acceleration of increases in retiree contribution rates.

Jazz Pension Plan

Jazz has a pension plan that provides for monthly pension payments to eligible employees upon retirement. The pension benefits are based on years of service and specified benefit amounts. Jazz uses a December 31 measurement date. Jazz funding policy is to make contributions that satisfy at least the minimum required contribution for IRS qualified plans.

The components of the change in benefit obligation, the change in plan assets and funded status for Jazz’s pension plan are as follows:

	Year ended December 31,
	2017	2016	2015
Net periodic benefit cost:
Interest cost	$831	$841	$798
Expected return on plan assets	(1,236)	(1,154)	(1,130)
Amortization of prior service costs	3	3	3
Amortization of net (gain) or loss	55	34	31
Total net periodic benefit cost	$(347)	$(276)	$(298)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net (gain) or loss for the period	(1,303)	736	6
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain or (loss)	(55)	(34)	(31)
Total recognized in other comprehensive income (expense)	$(1,361)	$699	$(28)
Total recognized in net periodic benefit cost and other comprehensive income (expense)	$(1,708)	$423	$(326)
Weighted average assumptions used:
Discount rate	4.30%	4.60%	4.20%
Expected return on plan assets	6.20%	6.20%	6.20%
Rate of compensation increases	N/A	N/A	N/A

	Year ended December 31,
	2017	2016	2015
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year ending :
Prior service cost	3	3	3
Net actuarial (gain) or loss	$0	$54	$33

The components of the change in benefit obligation, change in plan assets and funded status for Jazz’s pension plan are as follows:

	Year ended December 31,
	2017	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of period	$19,672	$18,605	$19,304
Interest cost	831	841	798
Benefits paid	(548)	(496)	(451)
Change in plan provisions	--	--	--
Actuarial loss (gain)	674	722	(1,046)
Benefit obligation end of period	$20,629	$19,672	$18,605
Change in plan assets:
Fair value of plan assets at beginning of period	$19,871	$18,526	$18,134
Actual return on plan assets	3,212	1,141	78
Employer contribution	700	700	765
Benefits paid	(548)	(496)	(451)
Fair value of plan assets at end of period	$23,235	$19,871	$18,526
Funded status	$2,606	$199	$(79)
Amounts recognized in statement of financial position:
Non-current assets	$2,606	$199	$--
Non-current liabilities	--	--	(79)
Net amount recognized	$2,606	$199	$(79)
Weighted average assumptions used:
Discount rate	3.70%	4.30%	4.60%
Rate of compensation increases	N/A	N/A	N/A

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2018	$764
2019	850
2020	935
2021	998
2022	1,058
2023-2027	$5,865

The plan’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2017:

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$23,235	$--
Total plan assets at fair value	$--	$23,235	$--

The plan’s assets measured at fair value on a recurring basis consisted of the following as of as of December 31, 2016:

	Level 1	Level 2	Level 3
Investments in mutual funds	$-	$19,871	$-
Total plan assets at fair value	$-	$19,871	$-

Jazz’s pension plan weighted average asset allocations on December 31, 2017, by asset category are as follows:

Asset Category	December 31, 2017	Target allocation 2018
Equity securities	61%	60%
Debt securities	39%	40%
Total	100%	100%

Jazz’s primary policy goals regarding the plan’s assets are cost-effective diversification of plan assets, competitive returns on investment and preservation of capital. Plan assets are currently invested in mutual funds with various debt and equity investment objectives. The target asset allocation for the plan assets is 40% debt, or fixed income securities, and 60% equity securities. Individual funds are evaluated periodically based on comparisons to benchmark indices and peer group funds and investment decisions are made by Jazz in accordance with the policy goals. Actual allocation to each asset category fluctuates and may not be within the target specified above due to changes in market conditions.

The estimated expected return on assets of the plan is based on assumptions derived from, among other things, the historical return on assets of the plan, the current and expected investment allocation of assets held by the plan and the current and expected future rates of return in the debt and equity markets for investments held by the plan. The obligations under the plan could differ from the obligation currently recorded, if management's estimates are not consistent with actual investment performance.